Common Stock and Additional Paid-in Capital - Dividends - Treasury Stock (Details) - DryShips Inc. - USD ($) $ in Thousands	3 Months Ended	5 Months Ended	7 Months Ended	12 Months Ended
	Apr. 05, 2016	Jun. 04, 2015	Aug. 13, 2015	Dec. 31, 2015
Treasury Stock, Shares, Acquired	56,079,533
Exchange of $120.0 million Exchangeable Promissory Note
Debt facility, Amount exchanged		$ 40,000	$ 80,000	$ 120,000
Treasury Stock, Shares, Acquired		4,444,444	17,777,778	22,222,222